                        SUPPLEMENT DATED OCTOBER 5, 2007
                                       TO
                          PROSPECTUS DATED MAY 1, 2007
                                       AND
          STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MAY 1, 2007
                                     FOR THE
                    FARMERS VARIABLE ANNUITY (THE "CONTRACT")
                                 ISSUED THROUGH
           FARMERS ANNUITY SEPARATE ACCOUNT A (THE "SEPARATE ACCOUNT")
                                   OFFERED BY
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY


This Supplement describes an important change that has been made to the portfolio of the Calvert Variable Series, Inc. ("CVS") that was available to you as a funding option under your Contract. PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective after the close of business on September 26, 2007, the Social Small Cap Growth portfolio of the CVS was merged into the existing Social Mid Cap Growth portfolio of the CVS. The merger will have the following effects on your Contract. If at the close of business on September 26, 2007, your Contract Value was invested through a subaccount of the Separate Account in shares of the CVS Social Small Cap Growth portfolio, then on September 27, 2007, your Contract Value will now be invested through a subaccount of the Separate Account in the number of shares of the CVS Social Mid Cap Growth portfolio equal in net asset value to the net asset value of the former shares of the CVS Social Small Cap Growth portfolio.

As of September 27, 2007, the number of subaccounts available to you under the Contract will remain the same. You may allocate premium and transfer Contract Value into and out of the subaccount that invests in the CVS Social Mid Cap Growth portfolio; the CVS Social Small Cap Growth portfolio will no longer be available.

Enclosed with this Supplement is a current prospectus for the CVS Social Mid Cap Growth portfolio. PLEASE READ IT CAREFULLY BEFORE YOU INVEST.

All references to the CVS Social Small Cap Growth subaccount (and portfolio) are deleted from your Prospectus and SAI and replaced with references to the CVS Social Mid Cap Growth subaccount (and portfolio). Further, within the Tables of Adjusted Historic Total Return Quotations in the SAI, the performance data for the CVS Social Small Cap Growth portfolio is deleted. In addition, the following disclosure in your Prospectus is amended:

     1.       THE COVER PAGE

On the cover page of your Prospectus, the reference to the CVS Social Small Cap Growth portfolio is deleted and replaced with the following:

     -   CALVERT VARIABLE SERIES, INC.

                  CVS Social Mid Cap Growth Portfolio

     2.       THE FEE TABLE

In the table of ANNUAL PORTFOLIO OPERATING EXPENSES on pages 8, 9 and 10 of your Prospectus, all references to the CVS Social Small Cap Growth Portfolio are deleted and replaced with the following:

-------------------------------------------------------------------------------------------------------
                                                                               CONTRACTUAL
                                                                                WAIVER OF
                                                                GROSS TOTAL      EXPENSE    NET TOTAL
                            MANAGEMENT    12b-1       OTHER         ANNUAL      REIMBURSE-     ANNUAL
PORTFOLIO                      FEES      FEES(1)    EXPENSES       EXPENSES        MENT       EXPENSES
-------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES,
INC.
-------------------------------------------------------------------------------------------------------
CVS Social Mid Cap Growth      0.90%       N/A       0.27%         1.17%           N/A        1.17%
Portfolio(2)
-------------------------------------------------------------------------------------------------------

Footnote 2 on page 10 of your Prospectus is deleted in its entirety and replaced with the following new footnote 2 as follows:

(2) The Gross Total Annual Expenses for the CVS Social Mid Cap Growth Portfolio reflect an indirect fee and fees before waivers. An indirect fee results from the Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. The net operating expenses after reductions for fees paid indirectly and fee waivers were 1.15% for the year ended December 31, 2006.

     3.       INVESTMENT OBJECTIVES OF THE CVS PORTFOLIO

On page 15 of your Prospectus, within the INVESTMENT OBJECTIVES OF THE PORTFOLIOS table, the reference to the CVS Social Small Cap Growth Portfolio is deleted in its entirety and replaced with the following:

----------------------------------------------------------------------------------------------------------
CVS SOCIAL MID CAP GROWTH PORTFOLIO        Seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity
                                           securities of mid-sized companies that are undervalued but demonstrate a potential for growth.  Investment adviser is
                                           Calvert Asset Management Company, Inc.  The subadviser is New
                                           Amsterdam Partners, LLC.
----------------------------------------------------------------------------------------------------------

                                      * * *

If you have any questions, please call the Service Center toll-free at 1-877-376-8008, or write the Service Center at P.O. Box 724208, Atlanta, Georgia 31139.